Basic and diluted net income / (loss) per share (Schedule of Anti-dilutive Shares Excluded from Computation of Diluted Net Income per Common Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from computation of diluted net income per common share	1,673,342	9,041,434	2,513,017
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from computation of diluted net income per common share		93,213,683	110,953,534